INCOME TAXES - Non-capital Losses (Details) $ in Millions	Mar. 31, 2022 CAD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized	$ 201.2
Recognized	382.1
2023-2027
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized	29.1
Recognized	18.4
2028-2041
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized	27.5
Recognized	198.7
No expiry date
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized	144.6
Recognized	$ 165.0